SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful life of property and equipment

Depreciation is computed on a straight-line basis, unless otherwise stated, using the following useful lives:

Type of property and equipment	Depreciation term
Buildings and improvements	10 to 30 years or term of lease
Landfills	Units of production
Vehicles	10 to 20 years
Machinery and equipment	3 to 20 years
Containers	5 to 10 years
Right-of-use assets	Shorter of lease term or life of underlying asset(s)

Schedule of useful life of intangible assets

Type of intangible asset		Amortization term
Trade names, certificates of approval and other licenses		Indefinite
Customer lists and municipal contracts	Straight-line	5 to 10 years
Non-compete agreements	Straight-line	5 years